united states
                                            securities and exchange commission
                                                 washington, d.c. 20549

                                            form n-csr

                          certified shareholder report of registered management
                                        investment companies

Investment Company Act file number 811-09541

                                                       Ameriprime Advisors Trust
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana             46204
         (Address of principal executive offices)             (Zip code)

Unified Fund Services 431 North Pennsylvania Street, Indianapolis, Indiana 46204
          (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:8/31

Date of reporting period:2/28/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.




Monteagle Fixed Income Fund
Schedule of Investments
February 28, 2003 (Unaudited)

                                                                                    Principal
                                                                                      Amount              Value
                                                                                                     ----------------
Corporate Bonds - 56.99%
Abbott Labs Corp., 6.400%, 12/1/2006                                                  1,500,000           $1,684,393
Airtouch Communication, Inc., 7.000%, 10/1/2003                                         500,000              513,703
American Express Co., 3.750%, 11/20/2007                                                300,000              306,963
American General Finance, 5.875%, 7/14/2006                                           1,000,000            1,088,993
Ameritech Capital Funding Corp., 6.150%, 1/15/2008                                    1,000,000            1,118,950
Bear Stearns Co., Inc., 4.000%, 1/31/2008                                               525,000              535,789
Bell South Capital, 6.040%, 11/15/2026                                                  500,000              557,576
CBS Corp., 7.150%, 5/20/2005                                                          1,000,000            1,099,934
Commercial Credit Co., 10.000%, 12/1/2008                                             1,000,000            1,300,882
Dayton Hudson Corp., 5.875%, 11/1/2008                                                1,000,000            1,135,833
General Motors Acceptance Corp., 7.100%, 3/15/2006                                      500,000              531,352
International Business Machines, 4.875%, 10/2/2006                                    1,000,000            1,075,176
Leggett & Platt, Inc., 7.650%, 2/15/2005                                              1,000,000            1,088,254
McDonnell Douglas Co., 6.875%, 11/1/2006                                              1,000,000            1,115,137
Merrill Lynch, 8.000%, 6/1/2007                                                         500,000              583,903
Morgan Stanley Dean Witter, 5.800%, 4/1/2007                                          1,000,000            1,097,188
Nabisco, Inc., 7.050%, 7/15/2007                                                      1,000,000            1,144,764
Pitney Bowes Credit Corp., 8.625%, 2/15/2008                                            700,000              865,714
Torchmark Corp., 6.250%, 12/15/2006                                                   1,000,000            1,088,173
United Technologies, 4.875%, 11/1/2006                                                  300,000              318,703
                                                                                                     ----------------

TOTAL CORPORATE BONDS (Cost $16,886,485)                                                                  18,251,380
                                                                                                     ----------------

Municipal Obligations - 24.86%
Atlanta & Fulton County, Georgia,  6.625%, 12/1/2011                                    300,000              334,908
Buffalo, New York,  8.500%, 8/15/2005                                                   500,000              576,630
Denver, Colorado City, 6.760%, 12/15/2007                                             1,000,000            1,154,590
Lagrange, Georgia,   6.100%, 2/1/2010                                                   750,000              827,948
Manchester, New Hampshire,  7.350%, 1/1/2004                                            350,000              366,867
Morris, Tennessee,  6.000%, 3/1/2007                                                    410,000              415,744
New Jersey Sports & Expos,  7.375%, 3/1/2007                                            500,000              580,845
New York State Environmental Facilities Corp.,  6.660%, 3/15/2007                       950,000            1,075,581
New York Street Mortgage Agency,  6.700%, 10/1/2004                                     400,000              400,496
Orleans Parish Louisiana School Board,  6.600%, 2/1/2008                              1,000,000            1,137,130
Texas Tech University, 5.320%, 8/15/2007                                              1,000,000            1,089,760
                                                                                                     ----------------

TOTAL MUNICIPAL OBLIGATIONS (Cost $7,258,108)                                                              7,960,499
                                                                                                     ----------------

U.S. Treasury and Agency Obligations - 15.84%
Federal Home Loan Bank, 5.375%, 5/15/2009                                               500,000              555,117
Federal National Mortgage Association, 4.750%, 3/15/2004                              1,000,000            1,035,923
Federal National Mortgage Association, 6.375%, 6/15/2009                              1,500,000            1,752,930
US Treasury Notes, 5.625%, 5/15/2008                                                  1,275,000            1,451,409
US Treasury Notes, 7.250%, 5/15/2004                                                    100,000              107,160
US Treasury Notes, 5.500%, 5/15/2009                                                    150,000              170,994
                                                                                                     ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $4,588,788)                                                 5,073,533
                                                                                                     ----------------

Monteagle Fixed Income Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

                                                                                    Principal
                                                                                      Amount              Value
                                                                                                     ----------------

Money Market Securities - 1.31%
Huntington Money Market Investors Shares - Class A, 0.250% (a) (Cost $419,918)          419,918              419,918
                                                                                                     ----------------

TOTAL INVESTMENTS - 99.00% (Cost $29,153,299)                                                             31,705,330
                                                                                                     ----------------

Other assets less liabilities - 1.00%                                                                        319,093

TOTAL NET ASSETS - 100.00%                                                                            $   32,024,423
                                                                                                     ================

(a) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.

Monteagle Opportunity Growth Fund
Schedule of Investments
February 28, 2003 (Unaudited)


Common Stocks - 64.00%                                                                Shares           Value

Arrangement Of Transportation Of Freight & Cargo - 0.64%

Expeditors International Of Washington, Inc.                                              3,700          $126,503
                                                                                                   ---------------

Computer Storage Devices - 0.49%
EMC Corp. (a)                                                                            13,200            97,548
                                                                                                   ---------------

Crude Petroleum & Natural Gas - 3.65%
Burlington Resources, Inc.                                                                9,000           417,150
XTO Energy, Inc.                                                                         12,100           305,041
                                                                                                   ---------------
                                                                                                          722,191
                                                                                                   ---------------

Electric Services - 4.19%
Encana Corp.                                                                             15,400           505,582
Entergy Corp.                                                                             7,100           323,405
                                                                                                   ---------------
                                                                                                          828,987
                                                                                                   ---------------

Electromedical & Electrotherapeutic Apparatus - 1.00%
Varian Medical Systems, Inc. (a)                                                          3,900           197,145
                                                                                                   ---------------

Finance Services - 3.88%
Life Partners Holdings, Inc.                                                            260,500           768,475
                                                                                                   ---------------

Gold & Silver Ores - 12.13%
Barrick Gold Corp.                                                                       15,200           245,024
Glamis Gold Ltd. (a)                                                                     73,800           817,704
Goldcorp, Inc.                                                                           37,100           424,424
Newmont Mining Corp.                                                                     33,400           912,822
                                                                                                   ---------------
                                                                                                        2,399,974
                                                                                                   ---------------

Mortgage Bankers & Loan Correspondents - 5.21%
Countrywide Financial Corp                                                               19,300         1,030,427
                                                                                                   ---------------

Newspapers: Publishing or Publishing & Printing - 1.88%
Washington Post Co. - Class B                                                               520           371,021
                                                                                                   ---------------

Pharmaceutical Preparations - 5.86%
Barr Laboratories, Inc. (a)                                                               3,000           233,730
Mylan Labratories, Inc.                                                                  28,700           819,385
TEVA Pharmaceutical Industries, Ltd..                                                     2,800           105,784
                                                                                                   ---------------
                                                                                                        1,158,899
                                                                                                   ---------------

Retail - Catalog & Mail - Order Houses - 1.12%
Amazon.com, Inc. (a)                                                                     10,100           222,301
                                                                                                   ---------------

Savings Institution, Federally Chartered - 1.98%
Golden West Financial Corp.                                                               5,400           390,960

                                                                                                   ---------------

Monteagle Opportunity Growth Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)


Common Stocks - 64.00% - continued
                                                                                      Shares           Value

Services - Business Services - 6.54%
eBAY, Inc. (a)                                                                           16,500         1,293,930
                                                                                                   ---------------

Services - Computer Integrated Systems Design - 6.76%
Yahoo, Inc. (a)                                                                          64,200         1,338,570
                                                                                                   ---------------

Services - Computer Programming, Data Processing, Etc. - 0.60%
Gtech Holdings Corp (a)                                                                   4,100           119,310
                                                                                                   ---------------

Services - Educational Services - 2.11%
Apollo Group, Inc. - Class A (a)                                                          9,000           417,060
                                                                                                   ---------------

Services - Prepackaged Software - 4.91%
Symantec Corp.  (a)                                                                      24,000           971,280
                                                                                                   ---------------

Title Insurance - 1.05%
The First American Financial Corp.                                                        9,000           207,900
                                                                                                   ---------------

TOTAL COMMON STOCKS (Cost $13,204,646)                                                                 12,662,481
                                                                                                   ---------------

Money Market Securities - 34.46%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $3,566,345) (b)      3,566,345         3,566,345
Huntington U.S. Treasury Money Market Fund, 0.28%, (Cost $3,251,608) (b)              3,251,608         3,251,608
                                                                                                   ---------------
                                                                                                        6,817,953
                                                                                                   ---------------

TOTAL INVESTMENTS (Cost $20,022,600) - 98.46%                                                      $   19,480,434
                                                                                                   ---------------

Other assets less liabilities - 1.54%                                                                     306,006
                                                                                                   ---------------

TOTAL NET ASSETS - 100.00%                                                                         $   19,786,439
                                                                                                     ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.

Monteagle Value Fund
Schedule of Investments
February 28, 2003 (Unaudited)


Common Stocks - 98.46%                                                                  Shares             Value

Aircraft & Parts - 3.33%

Textron, Inc.                                                                            12,500            $451,625
                                                                                                        ------------

Computer Communication Equipment - 3.08%
Adaptec, Inc. (a)                                                                        68,700             418,383
                                                                                                        ------------

Department Stores - 3.05%
Saks, Inc. (a)                                                                           53,900             414,491
                                                                                                        ------------

Drilling Oil & Gas Wells - 3.25%
Rowan Co., Inc. (a)                                                                      22,450             440,693
                                                                                                        ------------

Electric Lighting & Wiring Equipment - 7.62%
Cooper Industries, Inc.                                                                  12,700             480,695
Hubbell, Inc. - Class B                                                                  18,000             553,680
                                                                                                        ------------
                                                                                                          1,034,375
                                                                                                        ------------

Electric Services - 6.26%
Duke Energy, Inc.                                                                        31,550             426,241
Teco Energy, Inc.                                                                        38,200             423,256
                                                                                                        ------------
                                                                                                            849,497
                                                                                                        ------------

Electronic Components & Accessories - 2.75%
Vishay Intertechnology, Inc. (a)                                                         37,000             373,700
                                                                                                        ------------

Gold & Silver Ores - 3.40%
Barrick Gold Corp.                                                                       28,650             461,838
                                                                                                        ------------

Guided Missiles & Space Vehicles & Parts - 3.09%
Goodrich Corp.                                                                           27,300             419,601
                                                                                                        ------------

Meat Packing Plants - 3.40%
Conagra Foods, Inc.                                                                      20,000             461,400
                                                                                                        ------------

Motor Vehicles & Passenger Car Bodies - 3.71%
General Motors Corp.                                                                     14,900             503,173
                                                                                                        ------------

Paper Mills - 3.38%
Meadwestvaco Corp.                                                                       19,795             459,046
                                                                                                        ------------

Petroleum Refining - 2.99%
ConocoPhillips Co.                                                                        8,000             405,600
                                                                                                        ------------

Pharmaceutical Preparations - 3.38%
Schering-Plough, Inc.                                                                    25,450             458,609
                                                                                                        ------------

Monteagle Value Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)


Common Stocks - 98.46% - continued                                                      Shares             Value

Photographic Equipment & Supplies - 3.92%
Eastman Kodak, Inc.                                                                      18,000             532,800
                                                                                                        ------------

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 3.44%
DuPont (EI) de NeMours & Co.                                                             12,750             467,542
                                                                                                        ------------

Railroad Equipment - 3.25%
Trinity Industries, Inc.                                                                 27,200             440,912
                                                                                                        ------------

Real Estate Investment Trusts - 3.59%
New Plan Excel Realty Trust, Inc.                                                        25,050             487,473
                                                                                                        ------------

Retail - Grocery Stores - 3.27%
Albertson's, Inc.                                                                        23,550             443,446
                                                                                                        ------------

Retail - Variety Stores - 3.37%
Dollar General Corp.                                                                     44,050             457,680
                                                                                                        ------------

Semiconductors & Related Devices - 1.69%
Atmel Corp. (a)                                                                         130,000             228,800
                                                                                                        ------------

Services - Auto Rental & Leasing (No Drivers) - 3.53%
Ryder System, Inc.                                                                       21,150             479,894
                                                                                                        ------------

Services - Computer Integrated Systems Design - 3.87%
Unisys Corp. (a)                                                                         56,800             525,968
                                                                                                        ------------

State Commercial Banks - 2.33%
AmSouth Bancorporation                                                                   15,350             316,210
                                                                                                        ------------

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 2.03%
Worthington Industries, Inc.                                                             20,000             275,600
                                                                                                        ------------

Telephone & Telegraph Apparatus - 4.27%
ADC Telecommunications, Inc.  (a)                                                       150,000             336,000
Tellabs, Inc. (a)                                                                        40,000             243,200
                                                                                                        ------------
                                                                                                            579,200
                                                                                                        ------------

Water Transportation - 3.84%
Tidewater, Inc.                                                                          17,000             520,540
                                                                                                        ------------

Wholesale - Groceries & Related Products - 3.37%
Supervalu, Inc.                                                                          32,850             457,272
                                                                                                        ------------

TOTAL COMMON STOCKS (Cost $17,209,022)                                                                   13,365,368
                                                                                                        ------------

Monteagle Value Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

                                                                                         Shares             Value
Money Market Securities - 0.51%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $69,117) (b)            69,117              69,117
                                                                                                        ------------


TOTAL INVESTMENTS (Cost $17,278,139) - 98.97%                                                           $13,434,485
                                                                                                        ------------

Other assets less liabilities - 1.03%                                                                       140,049
                                                                                                        ------------


TOTAL NET ASSETS - 100.00%                                                                              $13,574,534
                                                                                                        ============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.

Monteagle Large Cap Fund
Schedule of Investments
February 28, 2003 (Unaudited)



Common Stocks - 96.80%                                                                   Shares                  Value

Cable & Other Pay Television Services - 4.88%

Viacom, Inc. - Class B (a)                                                                   5,000                $185,650
                                                                                                             --------------

Computers & Office Equipment - 3.69%
International Business Machines Corp.                                                        1,800                 140,310
                                                                                                             --------------

Construction Machinery & Equipment - 5.32%
Caterpillar, Inc.                                                                            4,300                 202,100
                                                                                                             --------------

Drilling Oil & Gas Wells - 3.80%
Global Santa Fe Corp.                                                                        6,500                 144,625
                                                                                                             --------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.11%
General Electric Co.                                                                         6,500                 156,325
                                                                                                             --------------

Electronic Connectors - 4.10%
Tyco International Ltd..                                                                    10,540                 155,992
                                                                                                             --------------

Insurance Agents, Brokers & Services - 6.64%
Gallagher Arthur J. & Co.                                                                    4,500                 110,115
Marsh & McLennan Companies, Inc.                                                             3,500                 142,450
                                                                                                             --------------
                                                                                                                   252,565
                                                                                                             --------------

Malt Beverages - 3.67%
Anheuser-Busch Co.                                                                           3,000                 139,500
                                                                                                             --------------

National Commercial Banks - 3.94%
Citigroup, Inc.                                                                              4,500                 150,030
                                                                                                             --------------

Operative Builders - 5.23%
Centex Corp.                                                                                 3,600                 199,008
                                                                                                             --------------

Pharmaceutical Preparations - 12.66%
Elan Corp. Plc. (a) (c)                                                                     14,000                  47,180
Johnson & Johnson                                                                            4,300                 225,535
Pfizer, Inc.                                                                                 7,000                 208,740
                                                                                                             --------------
                                                                                                                   481,455
                                                                                                             --------------

Retail - Catalog & Mail - Order Houses - 4.77%
CDW Computer Centers, Inc. (a)                                                               4,150                 181,189
                                                                                                             --------------

Retail - Lumber & Other Building Materials Dealers - 4.32%
The Home Depot, Inc.                                                                         7,000                 164,150
                                                                                                             --------------

Retail - Variety Stores - 4.90%
Target Corp.                                                                                 6,500                 186,225
                                                                                                             --------------

Monteagle Large Cap Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)


Common Stocks - 96.80% - continued                                                       Shares                  Value

Savings Institutions, Not Federally Chartered - 3.91%
Washington Mutual, Inc.                                                                      4,300                 148,479
                                                                                                             --------------

Semiconductors & Related Devices - 3.53%
International Rectifier Corp. (a)                                                            6,000                 134,100
                                                                                                             --------------

Services - Computer Integrated Systems Design - 0.97%
Convergys Corp. (a)                                                                          3,000                  36,900
                                                                                                             --------------

Services - Personal Services - 4.21%
Cendant Corp. (a)                                                                           13,000                 160,030
                                                                                                             --------------

Services - Prepackaged Software - 0.16%
Oracle Corp.  (a)                                                                              500                   5,980
                                                                                                             --------------

Ship & Boat Building & Repairing - 3.43%
General Dynamics Corp.                                                                       2,200                 130,372
                                                                                                             --------------

Wholesale - Drugs Proprietaries & Druggists' Sundries - 4.82%
Cardinal Health, Inc.                                                                        3,200                 183,328
                                                                                                             --------------

Women's, Misses', and Juniors Outerwear - 3.73%
Jones Apparel Group, Inc. (a)                                                                5,000                 141,800
                                                                                                             --------------

TOTAL COMMON STOCKS (Cost $5,226,577)                                                                            3,680,113
                                                                                                             --------------

Money Market Securities - 3.21%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $121,849) (b)             121,849                 121,849
                                                                                                             --------------


TOTAL INVESTMENTS (Cost $5,348,426) - 100.01%                                                                   $3,801,962
                                                                                                             --------------

Liabilities in excess of other assets - (0.01)%                                                                      (330)
                                                                                                             --------------


TOTAL NET ASSETS - 100.00%                                                                                      $3,801,632
                                                                                                             ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.
(c) American Depository Receipt.

MONTEAGLE FUNDS
STATEMENT OF ASSETS AND LIABILITIES - February 28, 2003 (unaudited)


                                                             MONTEAGLE            MONTEAGLE          MONTEAGLE          MONTEAGLE
                                                            FIXED INCOME         OPPORTUNITY           VALUE            LARGE CAP
                                                                FUND             GROWTH FUND            FUND               FUND
Assets
Investments in securities, at value                         $ 31,705,331         $ 19,480,434      $ 13,434,485        $ 3,801,962
  (cost $29,153,299, $20,022,600
  $17,278,139 and $5,348,426
  respectively)
Interest receivable                                              459,960                1,296               137                 49
Dividends receivable                                                   -               11,739            47,501              3,932
Receivable for investments sold                                        -              318,999           157,322                  -

                                                      ------------------- -------------------- -----------------  -----------------
     Total assets                                             32,165,291           19,812,468        13,639,445          3,805,943
                                                      ------------------- -------------------- -----------------  -----------------

Liabilities
Accrued advisory fees                                             21,635               20,782            15,388              2,064
Accrued trustee fees                                               2,247                2,247             2,247              2,247
Other payables and accrued expenses                              116,986                3,000            47,276                  -

                                                     -------------------  -------------------------------------- -------------------
     Total liabilities                                           140,868               26,029            64,911              4,311
                                                     ------------------- -------------------- -----------------  -----------------

Net Assets:
Applicable to 2,853,548, 6,274,390
  1,592,132 and 901,003 shares
  outstanding, respectively                                 $ 32,024,423         $ 19,786,439      $ 13,574,534        $ 3,801,632
                                                     =================== ==================== =================  =================

Net Assets consist of:
Paid in capital                                               29,346,741           42,631,539        19,229,588         11,661,348
Accumulated net investment income (loss)                          12,301              (89,633)         (118,655)            (2,411)
Accumulated net realized gain (loss) on investments              113,349          (22,213,300)       (1,692,745)        (6,310,841)
Net unrealized appreciation (depreciation) on investments      2,552,032             (542,167)       (3,843,654)        (1,546,464)
                                                     ------------------- -------------------- -----------------  -----------------

                                                            $ 32,024,423         $ 19,786,439      $ 13,574,534        $ 3,801,632
                                                     =================== ==================== =================  =================

Net asset value, offering and
  redemption price per share                                     $ 11.22               $ 3.15            $ 8.53             $ 4.22
                                                     =================== ==================== =================  =================


MONTEAGLE FUNDS
STATEMENT OF OPERATIONS
Six months ended February 28, 2003 (unaudited)


                                                              MONTEAGLE            MONTEAGLE           MONTEAGLE           MONTEAGLE
                                                            FIXED INCOME          OPPORTUNITY            VALUE             LARGE CAP
                                                                 FUND              GROWTH FUND             FUND                FUND

Investment Income:
Dividend income                                                     $ -             $ 32,760           $ 281,496           $ 32,961
Interest income                                                 899,049               40,642                 728                120
                                                    -------------------- -------------------- -------------------  -----------------

  Total Income                                                  899,049               73,402             282,224             33,081
                                                    -------------------- -------------------- -------------------  -----------------

Expenses:
Investment manager fee                                          207,368              162,556             116,881             34,925
Trustee fees                                                        479                  479                 479                479
                                                    -------------------- -------------------- -------------------  -----------------
                                                    -------------------- -------------------- -------------------  -----------------
  Total Expenses                                                207,847              163,035             117,360             35,404
                                                    -------------------- -------------------- -------------------  -----------------
                                                    -------------------- -------------------- -------------------  -----------------
Net Investment Income (Loss)                                    691,202              (89,633)            164,864             (2,323)
                                                    -------------------- -------------------- -------------------  -----------------


Realized & Unrealized
  Gain (Loss) on Investments:
Net realized gain (loss) on investment securities               113,273           (3,895,538)           (183,401)        (1,560,206)
Change in net unrealized appreciation (depreciation)
   on investment securities                                     468,381              749,054          (2,047,707)           978,181
                                                    -------------------- -------------------- -------------------  -----------------
                                                    -------------------- -------------------- -------------------  -----------------
Net realized and unrealized gain (loss) on investment           581,654           (3,146,484)         (2,231,108)          (582,025)
   securities                                       -------------------- -------------------- -------------------  -----------------
                                                    -------------------- -------------------- -------------------  -----------------

Increase (Decrease) in Net
  Assets from Operations                                    $ 1,272,856         $ (3,236,117)       $ (2,066,244)        $ (584,348)
                                                    ==================== ==================== ===================  =================


MONTEAGLE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                              MONTEAGLE                               MONTEAGLE
                                                            FIXED INCOME                         OPPORTUNITY GROWTH
                                                                 FUND                                    FUND
                                                   --------------------------------------- --------------------------------------

                                                          Six months ended        Year            Six months ended        Year
                                                           Feb. 28, 2003           Ended           Feb. 28, 2003           Ended
Increase (Decrease) in Net Assets                           (Unaudited)        Aug. 31, 2002        (Unaudited)        Aug. 31, 2002
Operations:                                        --------------------------------------- -------------------- -----------------
  Net investment income (loss)                                 $ 691,202       $ 1,665,038             $ (89,633)       $ (210,382)
  Net realized gain (loss) on investment securities              113,273           727,520            (3,895,538)       (1,359,663)
  Change in net unrealized appreciation (depreciation)           468,381           422,929               749,054        (1,493,118)
                                                   --------------------- ----------------- --------------------   -----------------
  Net increase (decrease) in net assets resulting from
    operations                                                 1,272,856         2,815,487            (3,236,117)       (3,063,163
                                                   --------------------- -----------------  -------------------  -----------------
Distributions:
  From net investment income                                    (685,255)       (1,657,250)                    -                 -
  From net realized gain                                        (439,848)                -                     -                 -
                                                    --------------------- ----------------- -------------------- -----------------
  Total distributions                                         (1,125,103)       (1,657,250)                    -                 -
                                                    --------------------- ----------------- -------------------- -----------------
Capital Share Transactions:
  Proceeds from shares sold                                       515,759           986,613               256,898        10,204,457
  Reinvestment of distributions                                     -                 -                     -                 -
  Amount paid for shares repurchased                          (6,265,461)       (1,024,664)           (3,798,649)      (12,957,079)
                                                    --------------------- ----------------- -------------------- -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                  (5,749,702)          (38,051)           (3,541,751)       (2,752,622)
                                                    --------------------- ----------------- -------------------- -----------------
Total Increase (Decrease) in Net Assets                       (5,601,949)        1,120,186            (6,777,868)       (5,815,785)
                                                    --------------------- ----------------- -------------------- -----------------
Net Assets:
  Beginning of period                                          37,626,372        36,506,186            26,564,307        32,380,092
                                                    --------------------- ----------------- -------------------- -----------------

  End of period                                              $ 32,024,423      $ 37,626,372          $ 19,786,439      $ 26,564,307
                                                    ===================== ================= ==================== =================

Accumulated undistributed net
  investment income included
  in net assets at end of period                                $ 12,301           $ 6,354             $ (89,633)              $ -
                                                    --------------------- ----------------- -------------------- -----------------
Capital Share Transactions:
  Shares sold                                                     46,220            90,207                76,545         2,555,983
  Shares issued in reinvestment of distributions                        -                 -                     -                 -
  Shares repurchased                                            (561,303)          (94,586)           (1,176,942)       (3,277,725)
                                                    --------------------- ----------------- -------------------- -----------------
 Net increase (decrease) from capital transactions              (515,083)           (4,379)           (1,100,397)         (721,742)
                                                    ===================== ================= ==================== =================


MONTEAGLE FUNDS
STATEMENT OF CHANGES IN NET ASSETS - continued

                                                                  MONTEAGLE                               MONTEAGLE
                                                                    VALUE                                 LARGE CAP
                                                                     FUND                                   FUND
                                                    --------------------------------------- --------------------------------------

                                                      Six months ended          Year         Six months ended          Year
                                                       Feb. 28, 2003           Ended           Feb. 28, 2003          Ended
Increase (Decrease) in Net Assets                       (Unaudited)       Aug. 31, 2002        (Unaudited)       Aug. 31, 2002
                                                    --------------------------------------- -------------------- -----------------
Operations:

  Net investment income (loss)                                  $164,864         $327,860               $(2,323)         $(22,674)
  Net realized gain (loss) on investment securities            (180,041)         (902,154)           (1,560,206)       (3,444,183)
  Change in net unrealized appreciation
(depreciation)                                                (2,047,707)      (3,347,943)              978,181           410,174
                                                    --------------------- ----------------- -------------------- -----------------
  Net increase (decrease) in net assets resulting             (2,062,884)      (3,922,237)             (584,348)       (3,056,683)
from operations
                                                     --------------------- ----------------- ------------------- -----------------
Distributions:
  From net investment income                                   (283,519)         (304,649)                    -                 -
  From net realized gain                                               -       (2,834,170)                    -                 -
                                                    --------------------- ----------------- -------------------- -----------------
  Total distributions                                          (283,519)       (3,138,819)                    -                 -
                                                    --------------------- ----------------- -------------------- -----------------
Capital Share Transactions:
  Proceeds from shares sold                                      209,919         1,923,267            1,578,000           126,949
  Reinvestment of distributions                                        -                 -                    -                 -
  Amount paid for shares repurchased                         (3,299,318)       (2,177,075)          (3,852,599)         (377,876)
                                                    --------------------- ----------------- -------------------- -----------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                 (3,089,399)         (253,808)          (2,274,599)         (250,927)
                                                    --------------------- ----------------- -------------------- -----------------
Total Increase (Decrease) in Net Assets                      (5,435,802)       (7,314,864)          (2,858,947)       (3,307,610)
                                                    --------------------- ----------------- -------------------- -----------------

Net Assets:
  Beginning of period                                         19,010,336        26,325,200            6,660,579         9,968,189
                                                    --------------------- ----------------- -------------------- -----------------


  End of period                                              $13,574,534       $19,010,336           $3,801,632        $6,660,579
                                                    ===================== ================= ==================== =================

Accumulated undistributed net
  investment income included


  in net assets at end of period                              $(118,655)             -                $(2,411)             $(89)
                                                    --------------------- ----------------- -------------------- -----------------

Capital Share Transactions:
  Shares sold                                                    22,618           156,287              377,512            20,108
  Shares issued in reinvestment of
distributions                                                         -                 -                    -                 -
  Shares repurchased                                           (377,189)         (182,421)            (916,867)          (68,543)
                                                    --------------------- ----------------- -------------------- -----------------

  Net increase (decrease) from capital transactions            (354,571)          (26,134)            (539,355)          (48,435)
                                                    ===================== ================= ==================== =================


MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                    MONTEAGLE
                                                                                   FIXED INCOME
                                                                                       FUND
                                                  ----------------------------------------------------------------------------


                                                  Six months ended          Year Ended        Year Ended   For the Period Ended (c)
                                                    Feb. 28, 2003         Aug. 31, 2002     Aug. 31, 2001      Aug. 31, 2000
                                                      (Unaudited)


                                                 --------------------   -----------------  -----------------  ----------------

Selected Per Share Data

Net asset value, beginning of period                      $11.17               $10.82             $10.06             $10.00
                                                 --------------------   -----------------  -----------------  ----------------
Income from investment operations

  Net investment income (loss)                           0.21                   0.49               0.55               0.28

  Net realized and unrealized gain (loss)                0.18                   0.35               0.76               0.16

                                                  --------------------  -----------------  -----------------  ----------------
Total from investment operations
                                                         0.39                   0.84               1.31               0.44
                                                 --------------------   -----------------  -----------------  ----------------
Less Distributions to shareholders:

  From net investment income                            (0.21)                 (0.49)             (0.55)              0.38

  From net realized gain                                (0.13)                   -                  -                  -

                                                 --------------------   -----------------  -----------------  ----------------
Total distributions
                                                        (0.34)                 (0.49)             (0.55)              0.38
                                                 --------------------   -----------------  -----------------  ----------------


Net asset value, end of period                         $11.22                 $11.17              $10.82             10.06
                                                 ====================   =================  =================  ================


Total Return                                            3.52% (b)              8.00%              13.37%             4.54% (b)

Ratios and Supplemental Data

Net assets, end of period (000)                       $32,024                 $37,626           $36,506          $29,346

Ratio of expenses to average net assets                1.13%    (a)            0.97%              1.14%             1.15%(a)
Ratio of net investment income to

   average net assets                                  3.76%    (a)            4.56%              5.28%             3.97%(a)

Portfolio turnover rate                                8.09%                  48.58%             75.84%            58.87%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  December 20, 1999 (Commencement of Operations) through August 31, 2000.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                  MONTEAGLE
                                                                             OPPORTUNITY GROWTH
                                                                                    FUND

                                            --------------------------------------------------------------------------------------


                                              Six months ended         Year Ended          Year Ended      For the Period Ended
                                               Feb. 28, 2003          Aug. 31, 2002       Aug. 31, 2001      Aug. 31, 2000 (c)
                                                (Unaudited)

                                            ---------------------   ------------------  ------------------  ------------------

Selected Per Share Data

Net asset value, beginning of period                $3.60                  $4.00               $11.21               $10.00
                                            ---------------------   ------------------  ------------------  ------------------
Income from investment operations

  Net investment income (loss)                     (0.01)                  (0.03)                0.03              (0.04)

  Net realized and unrealized gain (loss)          (0.44)                  (0.37)               (4.46)              1.25

                                            ---------------------   ------------------  ------------------  ------------------
Total from investment operations                  (0.45)                   (0.40)               (4.43)              1.21

                                            ---------------------   ------------------  ------------------  ------------------
Less Distributions to shareholders:

  From net investment income                        0.00                    0.00                0.00                0.00

  From net realized gain                            0.00                    0.00              (2.78)                0.00

                                           ---------------------    ------------------  ------------------  ------------------
Total distributions                                 0.00                    0.00              (2.78)                0.00

                                            ---------------------   ------------------  ------------------  ------------------


Net asset value, end of period                     $3.15                   $3.60               $4.00               $11.21
                                            =====================   ==================  ==================  ==================


Total Return                                   (12.50)%(b)              (10.00)%            (48.87)%            12.10%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                 $19,786                  $26,564            $32,380              $75,102

Ratio of expenses to average net assets          1.37%    (a)             1.37%               1.32%               1.27%  (a)
Ratio of expenses to average net assets
   before waiver & reimbursement                 1.37%    (a)             1.34%               1.32%               1.27%  (a)
Ratio of net investment income to
    average net assets                          (0.75)%  (a)             (0.69)%               0.55%              (0.53)% (a)
Ratio of net investment income to
   average net assets before waiver &
reimbursement                                  (0.75)%  (a)             (0.67)%               0.55%              (0.53)% (a)

Portfolio turnover rate                        245.15%                  455.29%             545.28%              605.41%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  December 20, 1999 (Commencement of Operations) through August 31, 2000.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                   MONTEAGLE
                                                                                     VALUE
                                                                                     FUND
                                             --------------------------------------------------------------------------------------

                                                  Six months ended         Year Ended          Year Ended     For the Period Ended
                                                   Feb. 28, 2003          Aug. 31, 2002      Aug. 31, 2001      Aug. 31, 2000 (c)
                                                    (Unaudited)

                                             ---------------------   ------------------  ----------------- ------------------

Selected Per Share Data

Net asset value, beginning of period                 $9.77                  $13.34             $11.66             $10.00
                                             ---------------------   ------------------  ----------------- ------------------
Income from investment operations

  Net investment income (loss)                       0.09                    0.17                0.14              0.06

  Net realized and unrealized gain (loss)           (1.18)                  (2.17)               1.88              1.60
                                             ---------------------   ------------------  ----------------- ------------------
Total from investment operations
                                                    (1.09)                  (2.00)               2.02              1.66
                                             ---------------------   ------------------  ----------------- ------------------
Less Distributions to shareholders:

  From net investment income                         (0.15)                  (0.15)              (0.12)            0.00

  From net realized gain                              0.00                   (1.42)              (0.22)            0.00
                                             ---------------------   ------------------  ----------------- ------------------

Total distributions                                  (0.15)                  (1.57)              (0.34)            0.00
                                             ---------------------   ------------------  ----------------- ------------------


Net asset value, end of period                       $8.53                   $9.77               $13.34          $11.66
                                             =====================   ==================  ================= ==================

Total Return                                        (11.35)%(b)            (16.95)%              17.56%          16.60%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                    $13,575                 $19,010             $26,325           $19,734

Ratio of expenses to average net assets             1.35%(a)                 1.35%               1.35%             1.36% (a)
Ratio of net investment income to
   average net assets                               1.90%(a)                 1.37%               1.15%             0.77% (a)

Portfolio turnover rate                            14.29%                   58.62%             152.86%           375.67%


(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) December 20, 1999 (Commencement of Operations) through August 31, 2000.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                    MONTEAGLE
                                                                                    LARGE CAP
                                                                                      FUND
                                             --------------------------------------------------------------------------------


                                              Six months ended          Year Ended        Year Ended       For the Period Ended
                                               Feb. 28, 2003          Aug. 31, 2002      Aug. 31, 2001       Aug. 31, 2000 (c)
                                                (Unaudited)

                                            ---------------------   ------------------------------------- -------------------

Selected Per Share Data

Net asset value, beginning of period                $4.62                    $6.70            $9.92             $10.00
                                            ---------------------   ------------------------------------- -------------------
Income from investment operations

  Net investment income (loss)                       0.00                    (0.02)           (0.03)             0.01
  Net realized and unrealized gain
(loss)                                              (0.40)                   (2.06)           (3.19)            (0.09)
                                            ---------------------   ------------------------------------- -------------------
Total from investment operations
                                                    (0.40)                   (2.08)           (3.22)            (0.08)
                                            ---------------------   ------------------------------------- -------------------
Less Distributions to shareholders:

  From net investment income                         0.00                    0.00               0.00               0.00

  From net realized gain                             0.00                    0.00               0.00               0.00
                                            ---------------------   ------------------------------------- -------------------

Total distributions                                  0.00                    0.00               0.00               0.00
                                            ---------------------   ------------------------------------- -------------------



Net asset value, end of period                      $4.22                   $4.62              $6.70              $9.92
                                            =====================   ===================================== ===================

Total Return                                       (8.66)%(b)              (31.04)%           (32.44)%           (0.80)%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                    $3,802                  $6,661              $9,968            $12,820

Ratio of expenses to average net assets             1.24%(a)                1.03%               1.26%             1.27% (a)
Ratio of net investment income to
    average net assets                             (0.08)%(a)               (0.26)%             (0.44)%            0.10% (a)

Portfolio turnover rate                            8.60%                   86.74%              70.04%            68.00%


(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) January 18, 2000 (Commencement of Operations) through August 31, 2000.

                                                          Monteagle Funds
                                                  Notes to Financial Statements
                                                  February 28, 2003 (unaudited)


NOTE 1.  ORGANIZATION

The Monteagle Fixed Income Fund (the "Fixed Income Fund"), Monteagle Opportunity Growth Fund (the "Opportunity Growth Fund"), Monteagle Value Fund (the "Value Fund"), and Monteagle Large Cap Fund (the "Large Cap Fund) (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Fixed Income Fund, Opportunity Growth Fund, and Value Fund, commenced operations on December 20, 1999, and the Large Cap Fund commenced operations on January 18, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trust. The investment objective of the Fixed Income Fund is total return and the investment objective of the Opportunity Growth Fund, the Value Fund, and the Large Cap Fund is to provide long-term growth of capital. The Opportunity Growth Fund is a non-diversified series of the Trust. The Fixed Income Fund, the Large Cap Fund, and the Value Fund are diversified series of the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

                         Monteagle Funds
                  Notes to Financial Statements
              February 28, 2003 (unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital for the Large Cap Fund.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Nashville Capital Corporation, ("Investment Manager"), 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as Investment Manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds. However, Nashville Capital Corporation has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Funds respective advisers set forth below. Each Fund is authorized to pay Nashville Capitol Corporation a fee based on average daily net assets at the following rates:

Assets                      Opportunity Growth           Value           Fixed Income        Large Cap
Up to and
 Including $25 million         1.35%                     1.35%               1.15%             1.25%
From $25 up to and
 including $50 million         1.30%                     1.25%               1.10%             1.13%
From $50 up to and
 including $100 million        1.18%                     1.10%               0.97%             1.00%
Over $100 million              1.10%                     1.00%               0.90%             0.95%


     Under the terms of each Fund's management agreement (the "Agreement"), the Investment Manager manages each Fund's investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Investment Manager. For the six months ended February 28, 2003, the Investment Manager received fees of $207,368, $162,556, $116,881and $34,925 from the Fixed Income, Opportunity Growth, Value and Large Cap Funds, respectively.

     Large Cap Fund and Fixed Income Fund. The Investment Manager has retained Howe and Rusling, Inc. to serve as the adviser to the Large Cap Fund and the Fixed Income Fund. The firm was established in 1930. The Howe and Rusling Investment Committee is primarily responsible for the day-to-day management of the Large Cap and Fixed Income Funds. Nashville Capital Corporation has agreed to pay Howe and Rusling, Inc. an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25 million up to $50 million, and 0.25% of net assets of $50 million and greater. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater.

                                                     Monteagle Funds
                                              Notes to Financial Statements
                                       February 28, 2003 (unaudited) - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Opportunity Growth Fund. The Investment Manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since its founding in 1959. Mr. Fitzgerald is primarily responsible for the day-to-day management of the Fund. Nashville Capital Corporation has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25 million up to $50 million, and 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater.

     Value Fund. The Investment Manager has retained Robinson Investment Group, Inc. to serve as the adviser to the Value Fund. Russell L. Robinson founded the firm in 1996. Mr. Robinson is primarily responsible for the day-to-day management of the Fund. Nashville Capital Corporation has agreed to pay Robinson Investment Group, Inc. an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principle distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the six months ended February 28, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     Fixed Income Fund. For the six months ended February 28, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $2,805,255, and $7,959,729, respectively. The gross unrealized appreciation for all securities totaled $2,552,032 and the gross unrealized depreciation for all securities totaled $0 for a net unrealized appreciation of $2,552,032. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $29,168,883.

     Opportunity Growth Fund. For the six months ended February 28, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $37,448,370 and $25,473,761, respectively. The gross unrealized appreciation for all securities totaled $504,017 and the gross unrealized depreciation for all securities totaled $1,046,184 for a net unrealized depreciation of $542,167. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $20,022,600.

                                                    Monteagle Funds
                                             Notes to Financial Statements
                                      February 28, 2003 (unaudited) - continued

NOTE 4.  INVESTMENTS  - continued

     Value Fund. For the six months ended February 28, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $2,421,914 and $5,684,582, respectively. The gross unrealized appreciation for all securities totaled $644,827 and the gross unrealized depreciation for all securities totaled $4,488,481 for a net unrealized depreciation of $3,843,654. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $17,278,139.

     Large Cap Fund. For the six months ended February 28, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $481,300 and $2,730,906 respectively. The gross unrealized appreciation for all securities totaled $43,430 and the gross unrealized depreciation for all securities totaled $1,589,894 for a net unrealized depreciation of $1,546,464. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $5,348,426.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2003, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

NOTE 7.  ELECTION OF TRUSTEES

     At a special meeting of the shareholders held on November 22, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Ronald C. Tritschler                  20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Gary E. Hippenstiel                   20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Stephen A. Little                     20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Daniel Condon                         20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Item 2. Code of Ethics.  Not applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert. Not applicable to Semi-Annual Reports.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Semi-Annual Reports for the period ended February 28, 2003.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.


     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]



                                                                      SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Advisors Trust

By (Signature and Title)
*         Timothy Ashburn
         Timothy Ashburn, President

Date 04/15/2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*          Timothy Ashburn
         Timothy Ashburn, President

Date  04/15/2003

By (Signature and Title)
*          Thomas Napurano
         Thomas Napurano, Chief Financial Officer

Date  04/15/2003